Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Initial cost basis		¥ 13,741		¥ 13,016		$ 1,992
Cumulative unrealized gains		4,026		3,910		584
Cumulative unrealized losses (including impairment)		(8,518)		(6,138)		(1,235)
Total carrying value		9,249		10,788		$ 1,341
Gross unrealized gains		218	$ 32	1,062	¥ 4,396
Gross unrealized losses (including impairment)	[1]	(2,418)	(351)	(4,424)	(2,679)
Net unrealized gains (losses) on equity securities held		(2,200)	(319)	(3,362)	1,717
Net realized gains on equity securities sold		90	13		266
Total net gains (losses) recognized in other income, net		¥ (2,110)	$ (306)	¥ (3,362)	¥ 1,983

[1]	Gross unrealized losses (downward adjustments excluding impairment) were RMB378 million, RMB165 million and nil for the years ended December 31, 2020, 2021 and 2022, respectively.